UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Vermillion Asset Management, LLC
Address:        267 Fifth Avenue, 7th Floor
                New York, NY 10016

Form 13F File Number: 28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Zuech
Title:     Chief Compliance Officer
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/ Christopher Zuech      New York, NY     January 25, 2011

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                             0

Form 13F Information Table Entry Total                        20

Form 13F Information Table Value Total:     $159,610 (thousands)

List of Other Included Managers: None

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

------------------------------------------------------------------------------------------------------------------------------------
Column 1                         Column 2  Column 3  Column 4             Column 5        Column 6    Column 7    Column 8

                                                                 Shares or
                                 Title of              Value     Principal  SH/    PUT/   Investment    Other    Voting Authority
Name of Issuer                   Class     Cusip     (x$1,000)    Amount    PRN    CALL   Discretion  Managers  Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

CME GROUP INC COM                COM      12572Q105     1,930       6,000   SH              SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  COM      464287184     7,520     174,500   SH              SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      464287184       100     225,000          PUT      SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      78462F103       690     500,000          PUT      SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  CALL     78462F103     1,530   1,103,100          CALL     SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  CALL     78462F103     1,510   1,085,200          CALL     SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  CALL     78462F103       880     635,800          CALL     SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      78462F103     1,250     900,000          PUT      SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      78462F103       690     500,000          PUT      SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      78462F103       690     500,000          PUT      SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  CALL     78462F103        60      40,000          CALL     SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      78462F103       210     150,000          PUT      SOLE       None
ISHARES TR INDEX FTSE XNHUA IDX  PUT      78462F103       170     120,000          PUT      SOLE       None
SPDR GOLD TRUST GOLD SHS         COM      78463V107   138,720   1,000,000   SH              SOLE       None
SPDR GOLD TRUST GOLD SHS         PUT      78463V107       630     457,700          PUT      SOLE       None
SPDR GOLD TRUST GOLD SHS         PUT      78463V107     1,770   1,272,900          PUT      SOLE       None
SPDR GOLD TRUST GOLD SHS         PUT      78463V107       550     400,000          PUT      SOLE       None
SPDR GOLD TRUST GOLD SHS         PUT      78463V107        10       7,000          PUT      SOLE       None
SPDR GOLD TRUST GOLD SHS         PUT      78463V107        10       7,000          PUT      SOLE       None
SPDR GOLD TRUST GOLD SHS         PUT      78463V107       690     500,000          PUT      SOLE       None

                                                      159,610